Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Executive Compensation Clawback Policy

The Company has adopted an executive compensation recovery policy that requires the recovery of certain erroneously paid incentive compensation received by our Section 16 officers in the event of an accounting restatement, as required by the Dodd-Frank Act, SEC rules, and applicable Nasdaq listing standards.  This includes both time- and performance-based awards both being covered by the policy.